SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2015
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
15.	SHAREHOLDERS' EQUITY

On May 6, 2015, the Company's board of directors approved a $30.0 million share repurchase program expiring in May 2016. Under this program, the Company may make share repurchases from time to time in the open market or in privately negotiated transactions. During the year ended December 31, 2015, the Company repurchased 421,329 shares at an average price of $13.08 per share. The Company terminated this program in the fourth quarter of 2015.

On November 12, 2015, the Company announced that its board of directors approved the elimination of dividend payments on its shares and authorized a new program to repurchase up to $100.0 million of its shares, including a modified Dutch auction tender offer for up to $75.0 million. On December 22, 2015, the Company repurchased 5,376,344 shares at $13.95 per share for a total cost of approximately $75.0 million, excluding fees and expenses related to the tender offer. In 2016, the Company completed its $25.0 million share repurchase program through open market or in privately negotiated transactions. As of December 31, 2015, there were 35,671,400 shares outstanding.

No shares were repurchased during the year ended December 31, 2014.

In July 2013, the Company sold 13,142,856 common shares in the form of ADSs at a price of $14.00 per ADS in an underwritten public offering generating net proceeds of approximately $172.6 million. During the year ended December 31, 2014, the Company issued 126,660 shares in connection with RSUs that vested and SARs that were exercised. As of December 31, 2014, there were 41,432,998 shares outstanding.

During the year ended December 31, 2015, the Company declared and paid dividends of $1.00 per share or $42.4 million. During the year ended December 31, 2014, the Company declared and paid dividends of $1.00 per share or $42.8 million. During the year ended December 31, 2013, the Company declared and paid dividends of $0.88 per share or $31.5 million.